BUSINESS ACQUISITIONS	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Business Combinations [Abstract]
BUSINESS ACQUISITIONS
(2)	BUSINESS ACQUISITIONS

Specialty Plastics Business of Ferro Corporation

On July 1, 2014, the Company acquired the majority of the assets of the specialty plastics business of Ferro Corporation(“Specialty Plastics” acquisition) for $91.0 million. The results of operations for this business have been included in the consolidated financial statements since the date of acquisition.

The acquisition strategically expands the Company’s geographic reach with multiple facilities located in the U.S. and one facility located in Spain, diversifies the Company’s product mix and strengthens its position in a broad range of attractive product markets. Additionally, the business offers a broad portfolio of proprietary products and recognized brand names serving a wide range of end markets including packaging, transportation, construction, appliances and agriculture.

The information included herein has been prepared based on the preliminary allocation of the purchase price using estimates of the fair value and useful lives of assets acquired and liabilities assumed which were determined with the assistance of independent valuations using discounted cash flow and comparative market multiple approaches, quoted market prices and estimates made by management. The purchase price allocation is subject to further adjustment until all pertinent information regarding the acquired accounts receivable, inventory, intangible assets, property, plant & equipment, other current and long-term liabilities, and deferred income tax assets and liabilities are fully evaluated by the Company.

The following table presents the preliminary estimated fair value of the assets acquired and liabilities assumed from the Specialty Plastics acquisition at the date of acquisition:

As of July 1, 2014
(In thousands)
Accounts receivable	$27,850
Inventories	12,800
Prepaid expenses and other current assets	415
Property, plant and equipment	20,049
Intangible assets	26,985

Total assets acquired	$88,099
Accounts payable	15,247
Accrued payroll, taxes and related benefits	1,552
Other accrued liabilities	706
Other long-term liabilities	181

Total liabilities assumed	$17,686

Identifiable net assets acquired	$70,413
Goodwill	20,587

Net assets acquired	$91,000

The Company preliminarily recorded acquired intangible assets of $27.0 million, all of which are customer related intangibles with an estimated weighted-average useful life of 13.6 years. In addition, the estimated fair value of accounts receivable acquired was $27.9 million with the gross contractual amount being $28.0 million.

Goodwill is calculated as the excess of the purchase price over the estimated fair values of the assets acquired and the liabilities assumed in the acquisition, and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The amount allocated to goodwill associated with the Specialty Plastics acquisition is primarily the result of anticipated synergies and market expansion.

The following pro forma information represents the consolidated results of the Company as if the Specialty Plastics acquisition occurred as of September 1, 2013:

Three months ended November 30,
2013
Unaudited
(In thousands, except per share data)
Net sales	$624,872
Net income attributable to A. Schulman, Inc.	$16,075
Net income per share of common stock attributable to A. Schulman, Inc. - diluted	$0.55

The following table summarizes the Company’s other business acquisitions for the periods presented:

Transaction Description	Date of Transaction	Purchase Consideration (In millions)	Segment
Perrite Group	September 2, 2013	$51.3	EMEA and APAC
A thermoplastics manufacturer with business in niche engineered plastics and custom color with operations in Malaysia, the United Kingdom and France
Network Polymers, Inc.	December 2, 2013	$49.2	USCAN
An Ohio niche engineered plastics compounding business that is a leading single source provider of thermoplastic resins and alloys
Prime Colorants	December 31, 2013	$15.1	USCAN
A Tennessee manufacturer of custom color and additive concentrates
Compco Pty. Ltd.	September 2, 2014	$6.7	APAC
A manufacturer of masterbatches and custom color with operations in Australia

The Company incurred $1.1 million and $0.6 million of acquisition and integration related costs, primarily included in selling, general & administrative expenses, during the three months ended November 30, 2014 and 2013, respectively.

NOTE 2 — BUSINESS ACQUISITIONS

Specialty Plastics Business of Ferro Corporation

On July 1, 2014, the Company acquired the majority of the assets of the specialty plastics business of Ferro Corporation (“Specialty Plastics” acquisition) for $91.0 million. The results of operations for this business have been included in the consolidated financial statements since the date of acquisition.

The acquisition strategically expands the Company’s geographic reach with four facilities located in the U.S. and one facility located in Spain and diversifies the Company’s product mix and strengthens its position in a broad range of attractive product markets. Additionally, the business offers a broad portfolio of proprietary products and recognized brand names serving a wide range of end markets including packaging, transportation, construction, appliances and agriculture.

The information included herein has been prepared based on the preliminary allocation of the purchase price using estimates of the fair value and useful lives of assets acquired and liabilities assumed which were determined with the assistance of independent valuations using discounted cash flow and comparative market multiple approaches, quoted market prices and estimates made by management. The purchase price allocation is subject to further adjustment until all pertinent information regarding the inventory, intangible assets, property, plant & equipment, accounts receivable, other long-term liabilities, and deferred income tax assets and liabilities acquired are fully evaluated by the Company.

The following table presents the preliminary estimated fair value of the assets acquired and liabilities assumed from the Specialty Plastics acquisition at the date of acquisition:

As of July 1, 2014
(In thousands)
Accounts receivable	$27,870
Inventories	12,800
Prepaid expenses and other current assets	415
Property, plant and equipment	21,025
Intangible assets	26,985

Total assets acquired	$89,095
Accounts payable	15,327
Accrued payroll, taxes and related benefits	1,552
Other accrued liabilities	638
Other long-term liabilities	181

Total liabilities assumed	$17,698

Identifiable net assets acquired	$71,397
Goodwill	19,603

Net assets acquired	$91,000

The Company preliminarily recorded acquired intangible assets of $27.0 million, all of which are customer related intangibles with an estimated weighted-average useful life of 13.6 years.

Goodwill is calculated as the excess of the purchase price over the estimated fair values of the assets acquired and the liabilities assumed in the acquisition, and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. The amount allocated to goodwill associated with the Specialty Plastics acquisition is primarily the result of anticipated synergies and market expansion.

The estimated fair value of accounts receivable acquired was $27.9 million with the gross contractual amount being $28.1 million.

Net sales, income before taxes and net income attributable to A. Schulman, Inc. from the Specialty Plastics acquisition included in the Company’s results since the July 1, 2014 acquisition are as follows:

July 1, 2014 to August 31, 2014
(In thousands)
Net sales	$25,351
Income before taxes	$1,644
Net income attributable to A. Schulman, Inc.	$1,475

Income before taxes for the Specialty Plastics acquisition from July 1, 2014 to August 31, 2014 includes pretax depreciation and amortization costs of $0.6 million due to the increased estimated fair value of fixed assets and intangibles, and $0.6 million of pretax purchase accounting inventory step-up charges.

The following pro forma information represents the consolidated results of the Company as if the Specialty Plastics acquisition occurred as of September 1, 2012:

	For the Years Ended August 31,
	2014	2013
	Unaudited
	(In thousands, except per share data)
Net sales	$2,580,646	$2,289,719
Net income attributable to A. Schulman, Inc.	$65,639	$33,480
Net income per share of common stock attributable to A. Schulman, Inc.—diluted	$2.24	$1.14

The pro forma results reflect certain adjustments related to the acquisition, such as increased depreciation and amortization expense on assets included in the Specialty Plastics acquisition resulting from the valuation of assets acquired and increased interest expense due to additional borrowings to fund the acquisition. The pro forma results do not include any anticipated cost synergies or other effects of the planned integration of the acquired business. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed as of September 1, 2012, nor are they indicative of the future operating results of the Company.

Elian SAS

On January 31, 2012, the Company acquired all of the issued share capital of Elian SAS (“Elian”), a French portfolio company of British Vita plc, for $66.5 million, which included the repayment of $4.3 million in debt. The results of Elian’s operations have been included in the consolidated financial statements since the date of acquisition.

Elian provides specialty formulated color concentrates to over 1,000 customers in end markets such as packaging, cosmetics, personal hygiene, healthcare, and pipes and tubing products that require demanding specifications. Elian offers superior quality, technology and responsiveness to its diversified customer base. The acquisition of Elian moved the Company into France’s color masterbatch market and improved the Company’s product mix in the EMEA region.

Net sales, income before taxes and net income attributable to A. Schulman, Inc. from Elian included in the Company’s results in the year of acquisition are as follows:

January 31, 2012 to August 31, 2012
(In thousands)
Net sales	$20,306
Income before taxes	$640
Net income attributable to A. Schulman, Inc.	$402

Income before taxes for Elian from January 31, 2012 to August 31, 2012 includes pretax depreciation and amortization costs of $2.3 million due to the increased value of fixed assets and intangibles, and $0.7 million of pretax purchase accounting inventory step-up charges.

The following pro forma information represents the consolidated results of the Company as if the acquisition of Elian occurred as of September 1, 2011:

Year ended August 31, 2012
Unaudited (In thousands, except per share data)
Net sales	$2,097,043
Net income attributable to A. Schulman, Inc.	$52,423
Net income per share of common stock attributable to A. Schulman, Inc.—diluted	$1.77

The pro forma results reflect certain adjustments related to the acquisition, such as increased depreciation and amortization expense on assets acquired from Elian resulting from the valuation of assets acquired, increased interest expense due to additional borrowings to fund the acquisition of Elian partially offset by the repayment of Elian debt, and decreased interest income from lower cash levels which were also used to fund the acquisition. The pro forma results do not include any anticipated cost synergies or other effects of the planned integration of Elian. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisition been completed as of September 1, 2011, nor are they indicative of the future operating results of the consolidated Company.

Other Business Transactions

The following table summarizes the Company’s other business transactions for the periods presented as well as the Compco Pty. Ltd. acquisition completed in the first quarter of fiscal 2015:

Transaction Description	Date of Transaction	Purchase Consideration (In millions)	Segment
ECM Plastics, Inc.	September 4, 2012	$36.8	USCAN
A Massachusetts producer of custom color, specialty additive masterbatch and niche engineered plastics products, with a strong presence in personal care and cosmetics
Perrite Group	September 2, 2013	$51.3	EMEA and APAC
A thermoplastics manufacturer with business in niche engineered plastics and custom color with operations in Malaysia, the United Kingdom and France
Network Polymers, Inc.	December 2, 2013	$49.2	USCAN
An Ohio niche engineered plastics compounding business that is a leading single source provider of thermoplastic resins and alloys
Prime Colorants	December 31, 2013	$15.1	USCAN
A Tennessee manufacturer of custom color and additive concentrates
Compco Pty. Ltd.	September 2, 2014	$6.7	APAC
A manufacturer of masterbatches and custom color with operations in Australia.

The Company incurred $6.0 million and $2.7 million of acquisition related costs, primarily included in selling, general & administrative expenses, during fiscal 2014 and 2013, respectively.